Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Employee Benefit Plans
Defined Contribution Savings Plans
The Company sponsors several defined contribution savings plans in the United States and certain foreign subsidiaries that provide certain eligible employees of the Company an opportunity to accumulate funds for retirement. The Company matches portions of the contributions of participating employees on the basis specified by the plans. The Company’s contributions to these plans were $34 million, $39 million and $34 million during 2014, 2013 and 2012, respectively.
Defined Benefit Pension Plans
The Company sponsors non-contributory defined benefit pension plans in the United States covering certain eligible employees and sponsors contributory and non-contributory defined benefit pension plans in certain foreign subsidiaries with some plans offering participation in the plans at the employees’ option. The most material of the non-U.S. defined benefit pension plans is operated in the United Kingdom. Under these plans, benefits are based on an employee’s years of credited service and a percentage of final average compensation. However, the majority of such plans are closed to new employees and are no longer accruing benefits. There is an unfunded defined benefit pension plan for employees in Germany, which is closed to new employees, and a statutorily determined unfunded defined benefit termination plan for employees in Italy.
The funded status of the defined benefit pension plans is recognized on the Consolidated Balance Sheets and the gains or losses and prior service costs or credits that arise during the period, but are not recognized as components of net periodic benefit cost, are recognized as a component of accumulated other comprehensive income (loss), net of tax.
The components of net periodic benefit cost consisted of the following:

	Year Ended December 31,
	2014	2013	2012
Service cost	$5	$5	$5
Interest cost	29	26	27
Expected return on plan assets	(32)	(28)	(25)
Amortization of unrecognized amounts	3	15	14
Net periodic benefit cost	$5	$18	$21

The estimated amount that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 is $6 million, which consists of $5 million for net actuarial loss and $1 million for prior service cost.
The Company uses a measurement date of December 31 for its pension plans. The funded status of the pension plans were as follows:

	As of December 31,
Change in Benefit Obligation	2014	2013
Benefit obligation at end of prior year	$670	$670
Service cost	5	5
Interest cost	29	26
Plan amendments	(1)	1
Actuarial (gain) loss	72	(19)
Currency translation adjustment	(34)	8
Net benefits paid	(25)	(21)
Benefit obligation at end of current year	$716	$670

Change in Plan Assets
Fair value of assets at end of prior year	$517	$465
Actual return on plan assets	56	52
Employer contributions	26	17
Currency translation adjustment	(21)	4
Net benefits paid	(25)	(21)
Fair value of assets at end of current year	$553	$517

	As of December 31,
Funded Status	2014	2013
Classification of net balance sheet assets (liabilities)
Non-current assets	$15	$—
Current liabilities	(1)	—
Non-current liabilities	(177)	(153)
Net funded status	$(163)	$(153)

The following assumptions were used to determine pension obligations and pension costs for the principal plans in which the Company’s employees participated:

	For the Year Ended December 31,
	2014	2013	2012
U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	4.75%	3.75%	4.00%
Benefit obligation	4.00%	4.75%	4.00%
Long-term rate of return on plan assets	7.50%	7.50%	7.50%

Non-U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	4.50%	4.50%	4.75%
Benefit obligation	3.30%	4.50%	4.50%
Long-term rate of return on plan assets	5.30%	5.25%	5.35%

To select a discount rate for its defined benefit pension plans, the Company uses a modeling process that involves matching the expected cash outflows of such plan, to a yield curve constructed from a portfolio of AA-rated fixed-income debt instruments. The Company uses the average yield of this hypothetical portfolio as a discount rate benchmark.
The Company’s expected rate of return on plan assets of 7.50% and 5.30% for U.S. plans and non-U.S. plans, respectively, used to determine pension obligations and pension costs, is a long-term rate based on historic plan asset returns in individual jurisdictions, over varying long-term periods combined with current market conditions and broad asset mix considerations.
As of December 31, 2014, plans with benefit obligations in excess of plan assets had aggregate benefit obligations of $421 million and plan assets of $243 million. Substantially all of the Company’s defined benefit pension plans had a projected benefit obligation in excess of the fair value of plan assets as of December 31, 2013. The Company expects to contribute approximately $1 million to the U.S. plans and $11 million to the non-U.S. plans in 2015.
The Company’s defined benefit pension plans’ assets are invested primarily in mutual funds and may change in value due to various risks, such as interest rate and credit risk and overall market volatility. Due to the level of risk associated with investment securities, it is reasonably possible that changes in the values of the pension plans’ investment securities will occur in the near term and that such changes would materially affect the amounts reported in the Company’s financial statements.
The U.S. defined benefit pension plans’ investment goals and objectives are managed by the Company with consultation from independent investment advisors. The Company seeks to produce returns on pension plan investments, which are based on levels of liquidity and investment risk that the Company believes are prudent and reasonable, given prevailing capital market conditions. The pension plans’ assets are managed in the long-term interests of the participants and the beneficiaries of the plans. The Company’s overall investment strategy has been to achieve a mix of approximately 65% of investments for long-term growth and 35% for near-term benefit payments with a wide diversification of asset types and fund strategies. The Company believes that diversification of the pension plans’ assets is an important investment strategy to provide reasonable assurance that no single security or class of securities will have a disproportionate impact on the pension plans. As such, the Company allocates assets among traditional equity, fixed income (U.S. and non-U.S. government issued securities, corporate bonds and short-term cash investments) and other investment strategies.
The equity component’s purpose is to provide a total return that will help preserve the purchasing power of the assets. The pension plans hold various mutual funds that invest in equity securities and are diversified among funds that invest in large cap, small cap, growth, value and international stocks as well as funds that are intended to “track” an index, such as the S&P 500. The equity investments in the portfolios will represent a greater assumption of market volatility and risk as well as provide higher anticipated total return over the long term. The equity component is expected to approximate 45%-65% of the U.S. pension plans’ assets.
The purpose of the fixed income component is to provide a deflation hedge, to reduce the overall volatility of the pension plans assets in relation to the liability and to produce current income. The pension plans hold mutual funds that invest in securities issued by governments, government agencies and corporations. The fixed income component is expected to approximate 30%-40% of the U.S. pension plans’ assets.
The management of the Company’s non-U.S. defined benefit pension plans’ investment goals and objectives vary slightly by country, but are managed with consultation and advice from independent investment advisors. The investment policy is set with the primary objective to provide appropriate security for all beneficiaries; to achieve long-term growth in the assets sufficient to provide for benefits from the plan; and to achieve an appropriate balance between risk and return with regards to the cost of the plan and the security of the benefits. A suitable strategic asset allocation benchmark is determined for the plans to maintain diversified portfolios, taking into account government requirements, if any, regarding unnecessary investment risk and protection of pension plans’ assets. The defined benefit pension plans’ assets are primarily invested in equities, bonds, absolute return funds and cash.
The Company used significant observable inputs (Level 2 inputs) to determine the fair value of the defined benefit pension plans’ assets. See Note 2—Summary of Significant Accounting Policies for the Company’s methodology used to measure fair value. The following table presents the defined benefit pension plans’ assets measured at fair value, as of December 31:

Asset Class	2014	2013
Cash equivalents	$2	$10
Short term investments	4	5
U.S. stock	113	104
Non-U.S. stock	163	166
Real estate investment trusts	—	9
Non-U.S. government securities	85	80
U.S. government securities	6	3
Corporate bonds	167	137
Other assets	13	3
Total assets	$553	$517

The Company estimates that future benefit payments from plan assets will be $23 million, $25 million, $25 million, $26 million, $29 million and $158 million for 2015, 2016, 2017, 2018, 2019 and 2020 to 2024, respectively.
Multiemployer Plans
The Company contributes to a number of multiemployer plans under the terms of collective-bargaining agreements that cover a portion of its employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers; (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; (iii) if the Company elects to stop participating in a multiemployer plan it may be required to contribute to such plan an amount based on the under-funded status of the plan; and (iv) the Company has no involvement in the management of the multiemployer plans’ investments. For the years ended December 31, 2014, 2013 and 2012, the Company contributed a total of $9 million, $8 million and $9 million, respectively, to multiemployer plans.